Significant Accounting Policies (Narrative) (Detail) $ in Millions	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2019 USD ($)	Mar. 31, 2019 USD ($) Facility	Jan. 31, 2019 USD ($) MW	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018	Jan. 01, 2019 USD ($)
Significant Accounting Policies [Line Items]
Asset impairment charges				$ 312	$ 134	$ 1,147	$ 135
Option to extend, description, operating lease						Certain of the Companies’ leases include one or more options to renew, with renewal terms that can extend the lease from one to 70 years.
Option to extend, existence, operating lease						true
Estimated useful life of finite-lived intangible asset						30 years
Operating lease assets				$ 468		$ 468			$ 504
Minimum
Significant Accounting Policies [Line Items]
Lease renewal term, operating lease				1 year		1 year
Maximum
Significant Accounting Policies [Line Items]
Lease renewal term, operating lease				70 years		70 years
Virginia Electric and Power Company
Significant Accounting Policies [Line Items]
MW Capacity | MW			1,292
Asset impairment charges				$ 197		$ 743
Number of facilities in cold reserve units retired | Facility		6
Operating lease assets				191		191			209
Virginia Electric and Power Company | Impairment of Assets and Other Charges
Significant Accounting Policies [Line Items]
Asset impairment charges	$ 62	$ 369	$ 160
Asset impairment charges after tax	$ 46	$ 275	$ 119
Dominion Energy Gas Holdings, LLC
Significant Accounting Policies [Line Items]
Asset impairment charges				13	$ 126	13	$ 126
Operating lease assets				$ 39		$ 39			64
Dominion Energy Midstream Partners, LP | Common And Subordinated Units
Significant Accounting Policies [Line Items]
Ownership interest percentage of limited partner interests								60.90%
Dominion Energy Midstream Partners, LP | Convertible Preferred Stock
Significant Accounting Policies [Line Items]
Ownership interest percentage of limited partner interests								37.50%
Dominion Energy Gas Restructuring
Significant Accounting Policies [Line Items]
Operating lease assets									$ 25
Merchant Solar Projects | Terra Nova Renewable Partners
Significant Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				50.00%		50.00%
Percentage of equity interest sold to noncontrolling interest owners				33.00%		33.00%
Merchant Solar Projects | Terra Nova Renewable Partners | Call Option
Significant Accounting Policies [Line Items]
Percentage ownership in total units				67.00%		67.00%